Cover	Sep. 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2025
Entity File Number	000-56160
Entity Registrant Name	Amergent Hospitality Group, Inc.
Entity Central Index Key	0001805024
Entity Tax Identification Number	84-4842958
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7529 Red Oak Lane
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28226
City Area Code	(704)
Local Phone Number	366-5122
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false